Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Operating activities
Net income	$ 783,660	$ 6,656,151	$ 4,483,642
Non-cash item adjustments:
Depreciation	147,767	169,283	202,823
Non-cash operating lease expenses	362,255	291,102	21,356
Gain on disposal of property, plant and equipment		(987,532)
Provision for inventories	116,115		190,594
Loss from early redemption of marketable debt securities	496	10,626
Credit loss	33,509	86,741	35,662
Deferred tax expenses	(12,428)	(14,087)	(31,919)
Change in operating assets and liabilities:
Change in accounts receivable	(254,817)	758,584	(45,047)
Change in accounts receivable – related parties	(16,362)	164,153	(89,764)
Change in notes receivable	250,330	(143,023)	(111,806)
Change in prepayment, deposits and other receivable	(518,636)	163,460	25,859
Change in due from related parties	(87,081)	101,564	233,484
Change in accounts payable	(1,497,558)	(628,359)	380,681
Change in accounts payable – related parties	(1,232,643)	(917,126)	1,509,546
Change in accruals, and other current liabilities	224,631	(9,228)	165,695
Change in contract liabilities	100,343	23,454	(163,669)
Change in due to related parties	325,976	10,047	(221,698)
Change in income tax payable	(1,079,215)	(216,021)	(305,665)
Change in inventories	1,220,369	(3,277,654)	(593,639)
Change in lease liabilities – operating lease	(366,809)	(283,812)	(21,293)
Cash provided by/(used in) operating activities	(1,500,098)	1,958,323	5,664,842
Investing activities
Payment for acquiring property, plant and equipment	(198,701)	(49,960)	(83,454)
Proceeds from disposal of property, plant and equipment		1,923,076
Proceeds from redemption of marketable debt securities	198,718	188,490
Cash provided by/(used in) investing activities	17	2,061,606	(83,454)
Financing activities
Proceeds from new bank loans			1,500,000
Repayment of bank loans	(603,790)	(1,661,125)	(961,915)
Payment for offering costs	(1,055,100)	(989,793)
Advance from related parties	20,619,251	24,802,951	17,072,555
Repayment to related parties	(22,922,176)	(27,574,783)	(19,788,201)
Payment of dividend	(1,676,750)
Proceeds from issuance of common stock, net of issuance costs	6,340,537
Cash (used in)/provided by financing activities	701,972	(5,422,750)	(2,177,561)
Net change in cash and cash equivalents and restricted cash	(798,109)	(1,402,821)	3,403,827
Cash and cash equivalents and restricted cash as of beginning of the year	5,959,927	7,362,748	3,958,921
Cash and cash equivalents and restricted cash as of the end of the year	5,161,818	5,959,927	7,362,748
Supplementary Cash Flows Information
Cash paid for interest	145,951	115,010	75,416
Cash paid for income tax	1,218,484	1,327,833	1,213,980
Total supplementary cash flows information	1,364,435	1,442,843	1,289,396
Supplementary Schedule of Non-Cash Investing and Financing Activities
Right-of-use assets obtained in exchange for new operation lease liabilities		710,437	42,209
Dividends declared and offset against amounts due from related parties	$ 3,922,795	$ 2,423,077	$ 2,948,718